Basis of Preparation of the Unaudited Condensed Consolidated Financial Statements	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Basis of Preparation of Financial Statements Explanatory [Abstract]
Basis of Preparation of the Unaudited Condensed Consolidated Financial Statements
2.	BASIS OF PREPARATION OF THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
The unaudited condensed consolidated financial statements have been prepared in accordance with International Accounting Standard 34 (“IAS 34”) “Interim Financial Reporting” issued by the IASB as well as the rules and regulations of
the U.S. Securities and Exchange Commission, and have been prepared under the assumption the Company operates on a going concern basis.

2.	BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
The consolidated financial statements have been prepared based on the accounting policies set out in Note 4 which conform with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”).
The Group has incurred recurring losses and negative cash flows from operations since inception and had an accumulated losses of US$474,600 as of December 31, 2022. Group recorded net liabilities of US$448,120 as of December 31, 2022. The Group regularly monitors its current and expected liquidity requirements to ensure that it maintains sufficient cash balances to meet its liquidity requirements in the short and long term. The management of the Company have reviewed the Group’s cash outflow projections, existing cash and cash equivalents, time deposits and additional funds upon completion of the
De-SPAC
(defined in Note 11) and believed that the Group will have sufficient working capital to meet its financial liabilities and obligations as and when they fall due and to sustain its operations for the next twelve months from December 31, 2022.